Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
Research and development expenses	¥ (168,982)	$ (24,273)	¥ (189,680)	¥ (99,769)
Sales and marketing expenses	(21,917)	(3,148)	(38,731)	(20,724)
General and administrative expenses	(347,633)	(49,934)	(146,684)	(125,263)
Interest income	3,853	553	4,234	243
Share of loss from subsidiaries				(579)
Net income (loss)	(1,034,510)	(148,598)	122,432	375,816
Total comprehensive income (loss)	(1,024,822)	(147,206)	57,202	¥ 375,816
Parent Company
Operating expenses:
Research and development expenses	(22,465)	(3,227)	(7,208)
Sales and marketing expenses	(358)	(51)	(797)
General and administrative expenses	(247,426)	(35,541)	(5,850)
Loss from operations	(270,249)	(38,819)	(13,855)
Interest income	5	1
Share of loss from subsidiaries	(764,266)	(109,780)	(526,370)
Net income (loss)	(1,034,510)	(148,598)	(540,225)
Foreign currency translation adjustment, net of nil tax	9,688	1,392	(65,230)
Total comprehensive income (loss)	¥ (1,024,822)	$ (147,206)	¥ (605,455)